Leases	12 Months Ended
Apr. 30, 2026
Presentation of leases for lessee [abstract]
LEASES
11.
LEASES

The Company has leases for lab and office space, automobiles and one item of lab equipment. Each lease is reflected in the consolidated statement of financial position as a right-of-use asset within property and equipment and a lease liability within Leases. The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2027	670
2028	670
2029	653
2030	605
2031	491
More than 5 years	1,295
Total minimum lease payments	4,384
Less: imputed interest	(858)
Total present value of minimum lease payments	3,526
Less: Current portion	(457)
Non-current portion	3,069

Total cash outflow for leases during the year ended April 30, 2026, was $0.8 million (2025 - $1.6 and 2024 - $1.3 million).

The nature of the Company’s leases by type of right-of-use asset as of April 30, 2026, is as follows:

Right-of-use asset type	No. of right-of- use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	2.7 - 7.7 years	5.6 years	1	—	3	3
Automobiles	9	2.2 - 4.4 years	3.3 years	—	—	9	9
Lab equipment	2	3.8-4.0 years	3.9 years	—	2	2	2

Right-of-use assets

The Company reviews long-lived assets with finite useful lives for impairment whenever circumstances indicate that the carrying amount of the asset may not be recoverable.

During the year ended April 30, 2024, the Company recorded a right-of-use asset of $3.7 million upon commencement of a new lease at the Oss, the Netherlands location. The lease includes an initial term of five years, and a renewal option. The Company has determined that it is reasonably certain to exercise the renewal option.

During the year ended April 30, 2024, the Company recorded a right-of-use asset of $3.5 million upon commencement of a new lease at the Victoria, the Canadian location. The lease includes an initial term of ten years.

During the year ended April 30, 2025, the Company recorded a right-of-use asset of $30 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

During the year ended April 30, 2025, the Company recorded a right-of-use asset of $29 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

During the year ended April 30, 2025, the Company recorded a right-of-use asset of $0.6 million upon commencement of a new lab equipment lease at the Victoria, the Canadian location. The lease includes an initial term of five years.

During the year ended April 30, 2025, the Company recorded a right-of-use asset of $0.2 million upon an adjustment to the lease at the Utrecht, the Netherlands location.

During the year ended April 30, 2026, the Company recorded a right-of-use asset of $0.2 million upon commencement of a new lab equipment lease at the Victoria, the Canadian location. The lease includes an initial term of five years.

During the year ended April 30, 2026, the Company recorded a right-of-use asset of $24 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

During the year ended April 30, 2026, the Company recorded a right-of-use asset of $27 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

During the year ended April 30, 2026, the Company recorded a right-of-use asset of $29 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

During the year ended April 30, 2026, the Company recorded a right-of-use asset of $27 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

During the year ended April 30, 2026, the Company recorded a right-of-use asset of $26 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

During the year ended April 30, 2026, the Company recorded a right-of-use asset of $25 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. The expense relating to payments not included in the measurement of the lease liability during the years ended April 30, 2026, 2025 and 2024 are as follows:

(in thousands)	2026 $	2025 $	2024 $
Leases of low value assets	21	21	7
Variable lease payments	466	567	467
	487	588	474